Consolidated Statements of Stockholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders Equity
Dividends declared and paid, per share	$ 0.675	$ 3	$ 3